Note 7 - Debt - Unsecured Notes (Details) - USD ($) $ in Thousands					6 Months Ended
	Apr. 05, 2017	Mar. 28, 2017	Mar. 21, 2017	Feb. 06, 2017	Jun. 30, 2017
Notes [Member] | Kalani Investments Limited [Member]
Amount drawn/repaid	$ 2,958	$ (54)	$ (995)	$ (3,036)	$ (1,127)